Revenue	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenue	Note 4. RevenueNote 4. RevenueNote 4. Revenue
Note 4. Revenue
Disaggregation of Revenue
The following table provides information on the disaggregation of revenue as reported in the Consolidated Statements of Operations:

	Year ended December 31,
(in thousands)	2025	2024	2023
Energy sales	$159,638	$156,908	$138,530
RECs and other incentives	22,896	28,317	20,771
Investment Management revenue	11,482	18,757	13,490
Other revenue	4,624	6,085	8,434
Contract amortization, net	(7,419)	(14,301)	(8,060)
Total net revenue	$191,221	$195,766	173,165
Add: Contract amortization, net	7,419	14,301	8,060
Less: Lease revenue	(8,540)	(10,096)	(10,147)
Less: Investment, dividend, interest and other income	(3,740)	(5,694)	(7,760)
Total net revenue from contracts with customers	$186,360	$194,277	$163,318
Contract Amortization, net
Intangible assets and out-of-market contracts recognized from PPA and REC contracts assumed through acquisitions related to the sale of energy or RECs in future periods for which the fair value has been determined to be less or more than market value are amortized to revenue over the term of each underlying contract on a straight-line basis.
Contract Balances
The Company’s billing practices are dictated by the contract terms and are typically done in arrears based upon the amount of power delivered in the prior period. The Company did not record any contract assets as of December 31, 2025 and 2024. Included within the Accounts receivable, net on the Consolidated Balance Sheets, the Company had a receivable balance of $32.0 million and $25.9 million related to contracts with customers as of December 31, 2025 and 2024, respectively.
The Company has contract liabilities related to amounts received in advance from certain PPA customers upon the related solar projects reaching COD. As of December 31, 2025 and 2024, the Company recorded $3.0 million and $5.2 million, respectively, of contract liabilities in Other noncurrent liabilities in the Consolidated Balance
Sheets. For the years ended December 31, 2025, 2024, and 2023, the Company’s amortization related to contract liabilities was $0.1 million, $0.5 million, and nil, respectively.
Costs to Obtain a Contract
The Company’s incremental costs of obtaining a contract (i.e., commissions) are recognized as an asset if the Company expects to recover them. These costs are amortized over the expected period of benefit of the related contracts. The Company has capitalized $3.6 million and $4.4 million in costs to obtain a contract as of December 31, 2025 and 2024, respectively, within Other noncurrent assets in the Consolidated Balance Sheets. During the year ended December 31, 2025, the Company recorded impairment of $0.8 million related to the termination of the development of three projects. Refer to Note 8. Property, Plant and Equipment for further discussion. The Company’s amortization related to costs to obtain a contract was $0.1 million, $0.1 million and nil for the years ended December 31, 2025, 2024 and 2023.
Remaining Performance Obligations
Remaining performance obligations represent fixed contracted revenue related to the Company's commitment to deliver a certain number of RECs in the future that has not been recognized, which includes amounts that will be billed and recognized as revenue in future periods. As of December 31, 2025, the Company had $1.3 million of remaining performance obligations. The following table includes the approximate amounts expected to be recognized related to remaining performance obligations for each of the next five years and thereafter:

(in thousands)
Year ended December 31,	Amount
2026	$160
2027	159
2028	158
2029	148
2030	97
Thereafter	565
Total	$1,287
Note 3. Revenue
Disaggregation of Revenue
The following table provides information on the disaggregation of revenue as reported in the Consolidated Statements of Operations:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Energy sales	$34,805	$45,030	$65,642	$84,173
RECs and other incentives	4,498	5,070	7,966	9,907
Investment Management revenue	4,373	2,286	6,891	5,546
Other revenue	924	1,290	1,371	1,591
Contract amortization, net	(2,715)	(3,067)	(5,174)	(146)
Total net revenue	$41,885	$50,609	$76,696	$101,071
Add back: Contract amortization, net	2,715	3,067	5,174	146
Less: Lease revenue	(1,947)	(2,415)	(3,735)	(5,032)
Less: Investment, dividend, interest and other income	(938)	(1,106)	(1,204)	(1,247)
Total revenue from contracts with customers	$41,715	$50,155	$76,931	$94,938
Contract Amortization, net
Intangible assets and out-of-market contracts recognized from PPA and REC contracts assumed through acquisitions related to the sale of energy or RECs in future periods for which the fair value has been determined to be less or more than market value are amortized to revenue over the term of each underlying contract on a straight-line basis.
Contract Balances
The Company’s billing practices are dictated by the contract terms and are typically done in arrears based upon the amount of power delivered in the prior period. The Company did not record any contract assets as of June 30, 2026 and December 31, 2025, as none of its rights to payment were subject to a particular event other than passage of time. The Company had a receivable balance of $22.4 million and $32.0 million related to contracts with customers reported within Accounts receivable, net on the Consolidated Balance Sheets as of June 30, 2026 and December 31, 2025, respectively.
The Company has contract liabilities related to amounts received from certain PPA and REC customers upon the related projects reaching COD, PTO or over the initial years of the project’s life. The contract liabilities are recognized into revenue over the term of the related contract. As of June 30, 2026 and December 31, 2025, the Company recorded $3.2 million and $3.0 million, respectively, of contract liabilities in Other noncurrent liabilities in the Consolidated Balance Sheets. For the three and six months ended June 30, 2026, the Company’s amortization of contract liabilities was $0.1 million and $0.3 million, respectively. For the three and six months ended June 30, 2025, the Company’s amortization of contract liabilities was $(0.1) million and $0.1 million, respectively.
Costs to Obtain a Contract
The Company’s incremental costs of obtaining a contract are recognized as an asset if the Company expects to recover them. These costs are amortized over the expected period of benefit of the related contracts. The Company capitalized $4.2 million and $3.6 million in costs to obtain a contract as of June 30, 2026 and December 31, 2025, respectively, reported within Other noncurrent assets in the Consolidated Balance Sheets. During the six months ended June 30, 2025, the Company recorded impairment for these costs to obtain a contract of $0.8 million related to the termination of the development of three projects. Refer to Note 6. Property, Plant and Equipment for further discussion. The Company’s amortization of costs to obtain a contract was not material for the three and six months ended June 30, 2026 and 2025.
Remaining Performance Obligations
Remaining performance obligations represent fixed contracted revenue related to the Company's commitment to deliver a certain number of RECs in the future that has not been recognized, which includes amounts that will be billed and recognized as revenue in future periods. As of June 30, 2026, the Company had $1.2 million of remaining performance obligations. The following table includes the approximate amounts expected to be recognized related to remaining performance obligations for each of the next five years and thereafter:

(in thousands)
Period ended June 30,	Amount
2026-2027	$87
2027-2028	159
2028-2029	158
2029-2030	148
2030-2031	97
Thereafter	565
Total	$1,214